Document and Entity Information	Dec. 31, 2021
Risk/Return:
Registrant Name	CALVERT MANAGEMENT SERIES
Registrant CIK	0000319676
SEC Form	497
Period end date	Dec. 31, 2021
Investment Company Type	N-1A
Amendment Flag	false